Cover	Feb. 17, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Rosecliff Acquisition Corp I (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend and restate the Company’s audited balance sheet and accompanying footnotes as of February 17, 2021 (the “Original Balance Sheet”) filed as Exhibit 99.1 to the Company’s Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 24, 2021 (the “Original 8-K”). The Original Balance Sheet is being restated to reflect the classification of (i) all of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), as temporary equity in accordance with Accounting Standards Codification (“ASC”) 480-10-S99 and (ii) the Company’s outstanding warrants issued in connection with the initial public offering, exercise of the over-allotment option and private placement as derivative liabilities in accordance with ASC 815. Refer to Note 2-Restatement of Previously Filed Balance Sheet of this Form 8-K/A for additional information and for a summary of the accounting impacts of these adjustments to the Company’s balance sheet as of February 17, 2021. The Original Balance Sheet is superseded by the information in this Amendment and should no longer be relied upon. Except as described above, this Amendment does not amend, update or change any other disclosures in the Original 8-K. In addition, the information contained in this Amendment does not reflect events occurring after the filing of the Original 8-K and does not modify or update the disclosures therein, except as specifically identified above. Among other things, forward-looking statements made in the Original 8-K have not been revised to reflect events, results or developments that occurred or facts that became known to the Company after the date of the Original 8-K, other than as described herein, and such forward-looking statements should be read in conjunction with the Company’s filings with the SEC.
Document Period End Date	Feb. 17, 2021
Entity File Number	001-40185
Entity Registrant Name	Rosecliff Acquisition Corp I
Entity Central Index Key	0001833498
Entity Tax Identification Number	85-3098890
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, Address Line Two	34th
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	(212)
Local Phone Number	492-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	RCLFU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RCLF
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	RCLFW
Security Exchange Name	NASDAQ